Blackhawk - Acquisition (Details) (Blackhawk Network Holdings, Inc. [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Nov. 30, 2013 Retailo [Member]	Nov. 12, 2013 InteliSpend [Member]
Business Acquisition [Line Items]
Percent of common stock acquired	100.00%
Purchase consideration	$ 70.2	$ 97.5